Stockholders' Equity (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2019	Feb. 09, 2018
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	30,000,000		30,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Share-based compensation arrangement by share-based payment award, options, nonvested, number of shares	26,667		26,667
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options	$ 15,535		$ 46,605
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	1 year	1 year
Omnibus Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized				1,764,705